Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Mutual Funds
Entity Central Index Key	0000895430
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000034078
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class A
Trading Symbol	INGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class A with Sales Charge	Class A without Sales Charge	Bloomberg Global Aggregate Index
2014	$9,746	$10,000	$10,000
2015	$9,203	$9,443	$9,693
2016	$9,730	$9,983	$10,235
2017	$10,252	$10,519	$10,356
2018	$10,117	$10,380	$10,143
2019	$10,954	$11,239	$11,111
2020	$11,489	$11,788	$11,737
2021	$11,469	$11,767	$11,591
2022	$8,921	$9,153	$9,181
2023	$9,055	$9,291	$9,339
2024	$10,083	$10,345	$10,230

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	8.64%	-2.14%	0.08%
Class A - Excluding Sales Charge	11.35%	-1.64%	0.34%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000034080
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class C
Trading Symbol	IGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$174	1.65%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class C with Sales Charge	Class C without Sales Charge	Bloomberg Global Aggregate Index
2014	$10,000	$10,000	$10,000
2015	$9,368	$9,368	$9,693
2016	$9,832	$9,832	$10,235
2017	$10,277	$10,277	$10,356
2018	$10,073	$10,073	$10,143
2019	$10,828	$10,828	$11,111
2020	$11,260	$11,260	$11,737
2021	$11,165	$11,165	$11,591
2022	$8,627	$8,627	$9,181
2023	$8,758	$8,758	$9,339
2024	$9,752	$9,752	$10,230

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	9.58%	-2.37%	-0.25%
Class C - Excluding Sales Charge	10.58%	-2.37%	-0.25%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000034081
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class I
Trading Symbol	IGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index
2014	$250,000	$250,000
2015	$236,705	$242,325
2016	$251,045	$255,871
2017	$265,082	$258,890
2018	$262,286	$253,583
2019	$284,762	$277,775
2020	$299,420	$293,414
2021	$299,569	$289,775
2022	$233,848	$229,531
2023	$237,789	$233,476
2024	$265,580	$255,761

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.69%	-1.38%	0.61%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000105408
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R
Trading Symbol	IGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,422	$9,693
2016	$9,939	$10,235
2017	$10,435	$10,356
2018	$10,281	$10,143
2019	$11,104	$11,111
2020	$11,615	$11,737
2021	$11,564	$11,591
2022	$8,975	$9,181
2023	$9,081	$9,339
2024	$10,087	$10,230

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	11.08%	-1.90%	0.09%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122013
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R6
Trading Symbol	IGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index
2014	$1,000,000	$1,000,000
2015	$947,284	$969,259
2016	$1,004,685	$1,023,446
2017	$1,060,040	$1,035,483
2018	$1,049,253	$1,014,262
2019	$1,139,256	$1,110,994
2020	$1,198,122	$1,173,596
2021	$1,199,129	$1,158,988
2022	$936,004	$918,076
2023	$952,115	$933,855
2024	$1,063,521	$1,022,990

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.70%	-1.37%	0.62%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000079030
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class W
Trading Symbol	IGBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Line Graph [Table Text Block]
	Class W	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,465	$9,693
2016	$10,035	$10,235
2017	$10,598	$10,356
2018	$10,483	$10,143
2019	$11,387	$11,111
2020	$11,972	$11,737
2021	$11,994	$11,591
2022	$9,351	$9,181
2023	$9,518	$9,339
2024	$10,623	$10,230

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	11.62%	-1.38%	0.61%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

AssetsNet	$ 187,394,484
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,394,484 # of Portfolio Holdings915 Portfolio Turnover Rate177% Investment Advisory Fees Paid$1,004,039
Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023406
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class A
Trading Symbol	NAWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.39%	6.23%	5.97%
Class A - Excluding Sales Charge	24.55%	7.49%	6.59%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

AssetsNet	$ 251,589,716
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,589,716 # of Portfolio Holdings240 Portfolio Turnover Rate70% Investment Advisory Fees Paid$939,873
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Largest Holdings [Text Block]

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023408
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class C
Trading Symbol	NAWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$180	1.61%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	22.67%	6.70%	5.96%
Class C - Excluding Sales Charge	23.67%	6.70%	5.96%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

AssetsNet	$ 251,589,716
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,589,716 # of Portfolio Holdings240 Portfolio Turnover Rate70% Investment Advisory Fees Paid$939,873
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Largest Holdings [Text Block]

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023409
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class I
Trading Symbol	NAWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.90%	7.76%	6.86%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

AssetsNet	$ 251,589,716
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,589,716 # of Portfolio Holdings240 Portfolio Turnover Rate70% Investment Advisory Fees Paid$939,873
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Largest Holdings [Text Block]

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000218334
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class R6
Trading Symbol	VGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/28/2020)
Class R6	24.94%	9.82%
MSCI All Country World Index℠	32.79%	12.79%
MSCI World Value Index℠	28.84%	11.03%

AssetsNet	$ 251,589,716
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,589,716 # of Portfolio Holdings240 Portfolio Turnover Rate70% Investment Advisory Fees Paid$939,873
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Largest Holdings [Text Block]

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000079029
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class W
Trading Symbol	IGVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	24.87%	7.76%	6.86%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

AssetsNet	$ 251,589,716
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,589,716 # of Portfolio Holdings240 Portfolio Turnover Rate70% Investment Advisory Fees Paid$939,873
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Largest Holdings [Text Block]

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000107874
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	IEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$165	1.50%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	12.93%	0.68%	1.47%
Class A - Excluding Sales Charge	19.76%	1.88%	2.07%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

AssetsNet	$ 202,493,851
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,493,851 # of Portfolio Holdings395 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,044,128
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000107875
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	IEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$246	2.25%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	17.85%	1.10%	1.44%
Class C - Excluding Sales Charge	18.85%	1.10%	1.44%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

AssetsNet	$ 202,493,851
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,493,851 # of Portfolio Holdings395 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,044,128
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000105125
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	IEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.30%	2.26%	2.43%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

AssetsNet	$ 202,493,851
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,493,851 # of Portfolio Holdings395 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,044,128
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000107876
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	IEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	19.46%	1.62%	1.80%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

AssetsNet	$ 202,493,851
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,493,851 # of Portfolio Holdings395 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,044,128
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000107877
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class W
Trading Symbol	IEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$138	1.25%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	20.19%	2.13%	2.33%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

AssetsNet	$ 202,493,851
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,493,851 # of Portfolio Holdings395 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,044,128
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000094856
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Equity Fund
Class Name	Class I
Trading Symbol	IIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI EAFE® Index.

Top contributors to performance: At country level, Taiwan & the United Kingdom were key areas of stock selection strength, with Taiwan Semiconductor Manufacturing Co. and lack of exposure to Nestle among the top individual contributors. At the sector level, information technology and consumer staples were the top contributors.

Top detractors to performance: On a country level, Canada, Brazil and South Korea—which are not represented in the benchmark index—were among the main areas where country allocation detracted. Stock selection in Japan was also weak. On a sector level, financials and industrials were among the weakest. Top individual detractors included Samsung Electronics Co., Ltd. and lack of exposure to Hitachi, Ltd.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	22.42%	4.67%	4.06%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI EAFE® Index	22.97%	6.24%	5.27%

AssetsNet	$ 494,945,225
Holdings Count | Holding	260
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$494,945,225 # of Portfolio Holdings260 Portfolio Turnover Rate85% Investment Advisory Fees Paid$3,471,047
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Hong Kong	2.7%
South Korea	2.7%
Australia	2.7%
United States	3.8%
Netherlands	4.8%
Switzerland	4.9%
Canada	5.3%
France	8.7%
Germany	10.1%
United Kingdom	13.7%
Japan	13.8%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
SAP SE	1.3%
Vinci SA	1.3%
London Stock Exchange Group PLC	1.3%
Takeda Pharmaceutical Co. Ltd.	1.3%
Tencent Holdings Ltd.	1.3%
BAE Systems PLC	1.2%
Partners Group Holding AG	1.1%
Deutsche Telekom AG	1.0%
ASML Holding NV	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2024.  For more complete information, you may review the Fund's Prospectus, as supplemented April 3, 2024 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 6, 2024: (i) Baillie Gifford Overseas Limited was removed as one of the sub-advisers to the Fund; (ii) Lazard Asset Management LLC (“Lazard”) & Voya Investment Management Co. LLC were appointed as sub-advisers and Voya Investment Management (UK) Limited (together with Voya Investment Management Co. LLC, “Voya IM”) as sub-sub-adviser; and (iii) a 0.01% management fee waiver & a side letter expense limit of 0.90% on Class I shares were eliminated and in conjunction with these changes, the expense limit was decreased from 0.97% to 0.88% for Class I shares. As a result, the Fund experienced related changes to its principal investment strategies & risks. In particular, (a) Lazard seeks to realize the Fund’s investment objective primarily by investing in companies that Lazard considers to be quality growth businesses; (b) Voya IM invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term, and Voya IM uses quantitative methods, including artificial intelligence (“AI”) models, to select securities & to support portfolio trading; and (c) the Fund is subject to additional Investment Model risks associated with the use of quantitative investment models (including those that use AI).

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023423
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class A
Trading Symbol	NTKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$173	1.54%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.36%	6.27%	5.58%
Class A - Excluding Sales Charge	24.53%	7.54%	6.21%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

AssetsNet	$ 282,449,880
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$282,449,880 # of Portfolio Holdings1,332 Portfolio Turnover Rate85% Investment Advisory Fees Paid$2,429,836
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023425
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class C
Trading Symbol	NARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$256	2.29%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	22.60%	6.76%	5.62%
Class C - Excluding Sales Charge	23.60%	6.76%	5.62%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

AssetsNet	$ 282,449,880
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$282,449,880 # of Portfolio Holdings1,332 Portfolio Turnover Rate85% Investment Advisory Fees Paid$2,429,836
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023426
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class I
Trading Symbol	NAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.93%	7.89%	6.60%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

AssetsNet	$ 282,449,880
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$282,449,880 # of Portfolio Holdings1,332 Portfolio Turnover Rate85% Investment Advisory Fees Paid$2,429,836
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000241253
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class R6
Trading Symbol	VVJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/28/2023)
Class R6	24.96%	10.02%
MSCI All Country World Ex-U.S. Index	24.33%	11.77%
S&P Developed ex-U.S. SmallCap Index	22.26%	6.65%
MSCI EAFE® Small Cap Index	22.96%	7.09%

AssetsNet	$ 282,449,880
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$282,449,880 # of Portfolio Holdings1,332 Portfolio Turnover Rate85% Investment Advisory Fees Paid$2,429,836
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000059862
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class W
Trading Symbol	ISCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$145	1.29%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	24.82%	7.81%	6.51%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

AssetsNet	$ 282,449,880
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$282,449,880 # of Portfolio Holdings1,332 Portfolio Turnover Rate85% Investment Advisory Fees Paid$2,429,836
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240818
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EME Fund
Class Name	Portfolio
Trading Symbol	VVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (6/7/2023)
VACS Series	21.62%	10.62%
MSCI All Country World (ex-U.S.) Index℠	24.33%	11.30%
MSCI Emerging Markets Index℠	25.32%	12.27%

AssetsNet	$ 227,375,391
Holdings Count | Holding	371
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,375,391 # of Portfolio Holdings371 Portfolio Turnover Rate40% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Thailand	1.8%
South Africa	2.0%
Indonesia	2.0%
United States	2.4%
Hong Kong	2.5%
Mexico	5.7%
Brazil	7.5%
China	13.5%
South Korea	15.2%
Taiwan	16.8%
India	17.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Reliance Industries Ltd.	3.6%
SK Hynix, Inc.	3.4%
SK Square Co. Ltd.	3.3%
HDFC Bank Ltd.	2.7%
MediaTek, Inc.	2.5%
Samsung Electronics Co. Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance